Bank Borrowings (Component of Bank Borrowings) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Long-term bank loans
Collateralized long-term bank loans		¥ 172,411	¥ 280,339
Less: current portion of long-term bank loans	$ (25,942)	(172,411)	(121,584)
Non-current portion of long-term bank loans	$ 0	¥ 0	¥ 158,755